UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 42.8%

Federal Home Loan Mortgage Corporation - 7.6%
387,844	4.00	7/1/25	412,892
2,115,463	5.00	5/1/42	2,396,157
1,528,205	5.00	9/1/43	1,728,248
213,057	5.82	10/1/37	240,198
2,411,005	6.00	7/1/38	2,783,967
48,371	6.38	12/1/26	55,343
4,656	6.38	12/1/27	5,266
1,045,145	6.50	11/1/27	1,200,158
3,389,587	6.50	11/1/35	4,045,496
1,525,821	6.50	11/1/37	1,783,058
407,375	6.50	11/1/37	489,275
571,312	6.50	1/1/38	656,312
1,075,946	6.50	8/1/38	1,256,826
1,468,586	6.50	11/1/38	1,687,082
361,668	6.88	2/17/31	429,523
87,400	7.00	8/1/27	92,841
92,456	7.00	10/1/27	98,270
1,829,251	7.00	4/1/28	2,066,160
464,444	7.00	10/1/28	522,229
8,669,305	7.00	12/1/31	10,370,818
99,942	7.00	6/1/36	105,600
406,094	7.00	2/1/37	495,709
17,320	7.00	2/1/37	17,999
1,025,617	7.00	10/1/37	1,253,346
1,046,990	7.00	7/1/38	1,313,754
1,043,365	7.00	8/1/38	1,222,569
6,490,784	7.00	10/1/38	7,835,750
1,317,907	7.00	1/1/39	1,509,584
50,625	7.38	12/17/24	56,138
147,811	7.50	1/1/31	157,481
581,979	7.50	1/1/32	694,874
518,536	7.50	8/1/32	589,577
62,763	7.50	9/1/37	65,646
158,844	7.50	10/1/38	191,732
32,852	7.95	10/1/25	33,439
8,963	7.95	10/1/25	8,998
25,877	7.95	11/1/25	25,980
103,936	8.00	5/1/31	116,578
111,437	8.00	11/1/36	137,468
389,213	8.00	1/1/37	453,761
2,536	8.25	12/1/17	2,542
2,211	8.50	10/1/19	2,226
524,713	8.50	12/1/21	579,339
323,562	8.50	6/20/27	397,944
71,436	8.50	12/1/29	81,723
145,864	8.50	3/1/31	173,083
22,263	9.00	11/1/25	23,134
162,688	9.00	3/20/27	167,846
368,502	9.00	2/17/31	390,704

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

298,481	9.00	5/1/31		343,086
7,398	9.25	2/1/18		7,422
134,880	9.50	12/17/21		142,724
20,697	10.00	9/1/20		21,153
124,978	10.00	3/1/21		134,165
138,191	10.00	3/17/25		144,494
81,409	10.00	3/25/25		81,560
148,577	10.00	7/1/30		153,039
31,617	10.50	6/1/19		34,171
20,043	11.00	8/25/20		20,361

				51,506,818

Federal National Mortgage Association - 20.7%
1,769	3.21	3/1/19	[1]	1,814
1,263,893	5.50	12/1/32		1,432,991
786,083	5.61	11/1/22		785,507
1,021,799	5.93	5/1/35		1,240,494
2,106,705	5.96	6/1/28		2,502,476
838,768	5.96	6/1/28		1,024,781
668	6.00	9/1/28		670
205,364	6.00	8/1/34		237,364
1,336,289	6.00	11/1/34		1,536,975
496,776	6.00	11/1/35		570,567
987,965	6.00	5/1/37		1,144,292
419,138	6.00	5/1/37		480,293
138,867	6.00	9/1/37		156,514
429,982	6.00	11/1/37		468,861
4,419,902	6.00	4/1/38		5,051,909
673,331	6.00	10/1/39		771,561
4,312,476	6.00	3/1/41		5,006,192
453,987	6.15	6/1/33	[1]	526,599
4,064,593	6.15	11/1/43		4,681,758
32,600	6.50	1/1/22		34,852
3,861,409	6.50	2/1/29		4,443,657
740,856	6.50	3/1/29		852,868
8,610,218	6.50	12/1/30		10,151,166
673,130	6.50	6/1/31		765,701
101,012	6.50	8/1/34		113,936
1,766,017	6.50	10/1/36		2,032,308
1,209,999	6.50	10/1/36		1,409,640
2,825,702	6.50	12/1/36		3,296,816
1,024,326	6.50	9/1/38		1,247,130
984,516	6.50	10/1/38		1,147,026
783,746	6.50	1/1/39		864,809
10,000,000	6.50	4/1/39		11,974,564
1,069,862	6.50	10/1/39		1,262,059
4,408,446	6.50	3/1/40		5,242,872
1,477,757	6.50	5/1/40		1,731,278
4,167,943	6.50	6/1/40		4,828,842
3,697,545	6.50	6/1/40		4,302,820
1,953,492	6.75	6/1/32		2,388,640
2,280,360	6.90	6/1/40		2,636,881

See accompanying notes to schedule of investments.
JUNE 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

63,005	6.95	8/1/21	[1]	62,904
13,499	7.00	6/1/17		13,533
70,546	7.00	9/1/21		76,549
41,405	7.00	9/1/21		42,637
252,969	7.00	3/1/22		279,660
321,817	7.00	6/1/22		354,228
28,181	7.00	6/1/22		30,270
125,124	7.00	1/1/24		136,269
54,073	7.00	2/1/26		59,028
115,642	7.00	9/1/27		130,404
14,675	7.00	9/1/27		16,406
73,777	7.00	10/1/27		83,149
172,816	7.00	11/1/27		206,843
82,969	7.00	1/1/28		95,358
13,333	7.00	8/1/29		16,127
16,631	7.00	4/1/31		18,878
13,906	7.00	11/1/31		14,671
467,524	7.00	12/1/31		553,966
15,850	7.00	5/1/32		18,078
263,995	7.00	6/1/32		324,624
19,177	7.00	6/1/32		20,090
23,187	7.00	7/1/32		26,625
22,055	7.00	7/1/32		22,797
8,461	7.00	7/1/32		9,691
244,741	7.00	8/1/32		279,846
21,620	7.00	8/1/32		26,585
13,980	7.00	8/1/32		16,039
8,572	7.00	8/1/32		9,179
69,891	7.00	10/1/32		79,646
7,153	7.00	10/1/32		8,149
8,530,392	7.00	12/1/32		10,242,679
119,116	7.00	7/1/33		135,451
5,012,824	7.00	12/1/33		6,083,335
7,083	7.00	12/1/33		8,770
14,289	7.00	1/1/34		16,267
15,413	7.00	9/1/34		15,641
22,696	7.00	5/1/35		24,821
812,001	7.00	1/1/36		999,089
8,259	7.00	5/1/36		9,392
903,331	7.00	7/1/36		1,136,461
4,423,221	7.00	8/1/36		5,371,993
1,208,804	7.00	3/1/37		1,436,267
10,693	7.00	6/1/37		12,465
587,528	7.00	7/1/37		721,671
1,706,115	7.00	10/1/37		1,974,695
68,801	7.00	12/1/37		74,593
8,763	7.00	12/1/37		9,855
747,336	7.00	10/1/38		943,064
973,012	7.00	11/1/38		1,118,461
18,627	7.00	11/1/38		20,494
599,016	7.00	1/1/39		719,094
12,316	7.00	2/1/39		15,142

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,012,271	7.00	5/1/39	2,574,641
1,519,986	7.00	9/1/47	1,749,146
67,900	7.50	6/1/22	73,458
78,757	7.50	8/1/22	83,497
83,736	7.50	12/1/22	91,036
55,772	7.50	3/1/23	57,838
610,346	7.50	10/1/31	715,817
308,478	7.50	4/1/32	360,423
22,695	7.50	8/1/32	24,493
375,003	7.50	4/1/33	473,904
233,993	7.50	1/1/34	272,167
300,508	7.50	5/1/37	356,404
1,796,856	7.50	10/1/37	2,170,566
190,509	7.50	10/1/37	223,258
341,626	7.50	2/1/38	426,277
41,315	7.62	12/1/16	41,404
50,684	7.89	7/20/30	56,436
107,092	8.00	10/1/23	115,172
475,364	8.00	6/1/25	538,262
179,962	8.00	2/1/31	216,884
144,651	8.00	1/1/32	165,947
920,409	8.00	11/1/37	1,123,754
41,076	8.00	11/1/37	41,632
463,549	8.00	3/1/38	568,812
192,508	8.09	11/15/31	227,471
18,540	8.16	7/20/28	18,815
53,594	8.33	7/15/20	57,889
1,138	8.50	8/1/18	1,141
10,206	8.50	7/1/26	10,286
134,384	8.50	11/1/26	154,550
143,341	8.50	3/1/28	165,743
125,083	8.50	10/1/28	153,445
56,586	8.50	11/1/28	66,515
278,273	8.50	4/1/29	325,278
181,126	8.50	10/1/29	211,469
61,784	8.50	10/1/29	64,874
149,003	8.50	7/1/30	183,902
144,882	8.50	7/1/30	165,754
117,954	8.50	8/1/30	152,764
402,423	8.50	4/1/32	512,401
64,290	8.50	5/1/32	66,809
570,185	8.50	1/1/37	715,637
92,351	9.00	9/1/24	99,908
26,428	9.00	6/15/25	29,709
131,715	9.00	6/1/30	153,120
94,805	9.00	7/1/30	105,664
73,964	9.00	10/1/30	87,037
199,024	9.00	2/1/31	237,640
24,394	9.00	7/1/31	24,501
106,715	9.00	10/1/31	131,952
149,303	9.00	8/1/37	178,647
24,978	9.00	1/1/38	25,350

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

195,747	9.00	2/1/38	223,806
46,860	9.14	5/15/28	51,975
21,014	9.15	3/15/22	21,464
77,907	9.50	3/1/20	84,216
95,885	9.50	7/1/20	104,158
4,198	9.50	12/15/20	4,270
6,272	9.50	4/15/21	6,925
35,397	9.50	8/1/24	37,055
59,634	9.50	5/1/27	70,079
245,609	9.50	5/1/29	293,728
88,296	9.50	4/1/30	103,011
288,054	9.50	8/1/31	342,288
152,868	9.64	8/20/25	167,935
90,486	10.00	2/1/28	107,140
277,815	10.00	6/1/30	328,761
6,141	10.05	8/15/20	6,259
6,697	10.32	7/15/20	6,823
37,468	10.50	6/1/28	39,663

			141,320,467

Government National Mortgage Association - 13.7%
595,136	4.00	12/15/24	626,151
967,469	4.00	10/20/30	1,042,970
7,723,276	4.00	8/20/31	8,326,399
7,117,106	4.00	8/20/31	7,672,879
1,297,727	4.00	12/20/31	1,398,628
1,353,367	4.25	10/20/31	1,465,693
805,417	4.25	3/20/37	872,048
3,182,897	4.75	9/20/31	3,496,262
122,488	5.50	9/15/25	138,625
1,734,305	5.50	5/15/29	1,962,239
4,340,820	5.75	2/15/29	4,954,990
1,211,907	5.75	10/20/31	1,375,292
171,148	6.00	6/15/23	195,643
120,242	6.00	11/20/28	138,112
1,097,802	6.00	9/15/33	1,255,784
103,212	6.00	11/20/34	115,337
295,381	6.20	3/15/32	340,661
127,338	6.25	12/15/23	146,330
1,487,465	6.25	4/15/29	1,710,562
65,618	6.35	4/20/30	74,647
88,094	6.35	9/20/30	100,199
187,805	6.35	3/20/31	213,693
105,620	6.35	6/20/31	120,167
85,425	6.38	8/15/26	97,638
156,754	6.38	4/15/28	179,165
244,399	6.50	11/15/23	274,267
789,819	6.50	4/15/24	870,371
917,689	6.50	2/20/29	1,052,418
1,941,908	6.50	11/20/29	2,329,950
4,849,073	6.50	12/15/30	5,825,638
110,339	6.50	10/15/33	125,881

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

223,067	6.50	3/20/34	253,072
227,804	6.50	9/20/34	258,495
226,152	6.50	10/20/34	254,951
6,355,062	6.50	2/15/35	7,648,507
393,592	6.50	8/15/36	472,863
252,683	6.50	6/15/37	288,274
202,977	6.50	9/20/38	220,089
113,099	6.50	12/20/38	126,269
566,957	6.50	1/20/39	676,124
459,843	6.50	2/20/39	569,130
916,763	6.50	4/20/39	1,089,603
230,325	6.50	6/15/39	262,767
450,853	6.50	3/20/41	559,189
944,600	6.50	4/20/43	1,111,759
113,960	6.91	7/20/26	125,671
210,568	6.91	2/20/27	233,229
115,359	7.00	5/15/24	126,549
10,454,465	7.00	8/15/29	12,481,488
10,518,018	7.00	10/15/29	12,742,105
140,715	7.00	6/15/31	152,746
246,945	7.00	1/15/32	282,043
174,374	7.00	1/15/32	198,166
142,710	7.00	1/15/32	154,912
159,152	7.00	2/15/32	181,385
108,614	7.00	2/15/32	117,909
381,153	7.00	2/20/32	478,235
120,982	7.00	3/15/32	137,488
399,833	7.00	12/15/37	473,655
541,862	7.00	5/15/38	609,181
117,461	7.00	9/15/38	122,612
183,218	7.00	11/15/38	209,840
152,197	7.00	12/15/38	187,837
276,472	7.00	1/20/39	299,454
118,931	7.02	4/20/26	126,901
205,454	7.10	5/20/25	224,609
116,151	7.15	4/20/27	124,377
184,763	7.50	1/20/38	201,659
169,223	7.50	3/15/39	200,287
423,803	8.00	6/20/31	529,904

			93,011,973

Small Business Administration - 0.8%
1,908,228	5.33	8/25/36	2,147,465
3,133,482	5.33	9/25/36	3,521,165

			5,668,630

Total Mortgage Pass-Through Securities (cost: $282,079,674)			291,507,888

See accompanying notes to schedule of investments.
JUNE 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

U.S. Treasury / Federal Agency Securities - 1.5%
U.S. Treasury Strips:
19,700,000	2.81	5/15/44	[6]
Total U.S. Treasury / Federal Agency Securities (cost: $8,925,939)				10,069,556

Collateralized Mortgage Obligations - 50.3%

Federal Home Loan Mortgage Corporation - 15.3%
819,901	5.00	2/15/23		905,914
19,868	6.00	9/15/21		21,391
35,362	6.00	6/15/28		39,493
1,471,029	6.00	1/15/33		1,843,785
928,822	6.00	5/15/35		1,088,694
1,291,412	6.00	1/15/36		1,487,328
333,772	6.00	3/15/36		382,678
286,947	6.00	4/15/36		330,235
1,087,189	6.00	5/15/36		1,247,092
300,000	6.00	9/15/36		352,469
4,366,159	6.00	6/15/37		4,954,525
77,642	6.25	5/15/29		85,555
155,663	6.50	12/15/21		161,184
377,116	6.50	9/15/23		427,584
122,026	6.50	3/15/24		135,558
39,271	6.50	2/15/30		45,172
623,760	6.50	8/15/31		730,802
157,262	6.50	8/15/31		187,479
538,458	6.50	1/15/32		622,341
156,318	6.50	3/15/32		179,896
772,241	6.50	6/25/32		949,725
38,252	6.50	7/15/32		44,068
10,252,503	6.50	5/15/33		12,281,629
1,339,183	6.50	5/15/35		1,581,813
878,051	6.50	8/15/39		1,012,531
901,208	6.50	2/25/43		1,095,781
953,436	6.50	3/25/43		1,071,792
777,692	6.50	7/25/43		933,627
805,282	6.50	9/25/43	[1]	965,450
927,806	6.50	10/25/43		1,123,090
9,695,246	6.50	8/15/45		11,795,147
743,334	6.62	7/25/32	[1]	801,237
56,512	6.70	9/15/23		63,752
320,906	6.95	3/15/28		368,813
13,203	7.00	12/15/20		13,473
18,601	7.00	3/15/21		19,550
59,960	7.00	9/15/21		61,487
70,419	7.00	10/15/22		78,444
27,216	7.00	11/15/22		30,092
843,733	7.00	3/25/23		926,744
30,366	7.00	4/15/23		33,243
28,124	7.00	5/15/23		31,065
95,039	7.00	7/15/23		106,408
237,160	7.00	1/15/24		265,921
161,403	7.00	3/15/24		181,060

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

167,131	7.00	8/15/25		190,166
195,536	7.00	9/15/26		220,258
292,535	7.00	6/15/29		337,170
2,650,853	7.00	8/15/29		2,860,334
740,380	7.00	8/15/29		853,422
443,210	7.00	10/20/29		517,712
3,133,111	7.00	11/15/29		3,367,345
7,258,573	7.00	12/15/29		7,834,683
222,516	7.00	1/15/30		258,589
490,597	7.00	10/15/30		565,606
278,609	7.00	7/15/31		321,621
249,222	7.00	4/15/32		282,097
1,272,359	7.00	5/15/32		1,481,254
7,025,434	7.00	8/15/41		8,184,296
2,032,036	7.00	2/25/43		2,463,835
638,165	7.00	3/25/43		717,561
662,537	7.00	7/25/43		808,530
2,670,098	7.00	9/25/43		3,256,750
74,158	7.50	10/15/21		81,804
272,860	7.50	7/15/22		300,210
362,773	7.50	3/15/23		399,894
1,221,631	7.50	4/15/23		1,358,039
125,161	7.50	9/20/26		146,056
594,164	7.50	3/15/28		684,715
357,362	7.50	9/15/29		415,630
364,921	7.50	6/15/30		425,783
384,659	7.50	8/15/30		449,948
366,962	7.50	9/15/30		441,322
243,862	7.50	9/15/30		282,671
249,421	7.50	11/15/30		298,917
5,520,089	7.50	6/15/34		6,775,720
1,605,985	7.50	8/25/42	[1]	1,992,362
718,503	7.50	9/25/43		877,387
117,370	8.00	7/15/21		129,423
1,168,383	8.00	2/15/23		1,318,587
61,858	8.00	4/25/24		71,076
270,071	8.00	2/15/27		313,115
272,181	8.00	11/20/29		324,692
397,425	8.00	1/15/30		482,288
28,535	8.25	6/15/22		31,819
152,772	8.30	11/15/20		167,356
41,967	8.50	10/15/22		45,255
237,762	8.50	3/15/25		275,761
62,539	8.50	3/15/32		73,858
62,034	9.00	12/15/19		65,091
2,886	9.15	10/15/20		3,061
74,318	9.50	2/15/20		79,007

				103,897,193

Federal National Mortgage Association - 22.5%
496,053	4.55	6/25/43		545,102
1,073,512	5.50	6/25/33		1,228,622
940,372	5.50	9/25/33		1,055,428

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,868,242	5.50	6/25/40		4,619,437
1,533,365	5.81	8/25/43		1,796,205
1,255,988	6.00	5/25/35		1,470,258
4,514,076	6.00	5/25/36		5,391,852
2,696,525	6.00	7/25/36		3,118,661
2,748,284	6.05	2/25/44		3,258,975
3,314,576	6.23	2/25/42	[1]	3,940,502
493,642	6.30	12/25/42	[1]	586,541
2,632,136	6.34	10/25/42	[1]	3,092,760
2,311,083	6.34	8/25/47	[1]	2,649,934
1,053,399	6.46	9/25/37	[1]	1,168,898
565,503	6.50	8/20/28		650,984
490,544	6.50	3/25/32		567,154
384,238	6.50	6/25/32		465,524
4,006,413	6.50	7/25/34		4,123,933
454,023	6.50	7/25/36		540,317
457,617	6.50	9/25/36		522,891
512,543	6.50	3/25/42		599,949
767,449	6.50	5/25/42		889,507
4,840,841	6.50	7/25/42		5,653,133
2,815,690	6.50	7/25/42		3,339,750
663,520	6.50	7/25/42		774,106
357,995	6.50	9/25/42		425,989
263,226	6.50	11/25/42		303,367
9,116,668	6.50	7/25/44		10,521,313
651,909	6.69	2/25/45	[1]	774,949
7,456,336	6.75	6/25/32		8,531,757
1,578,043	6.75	4/25/37		1,783,126
76,319	6.85	12/18/27		88,879
1,029,011	6.88	8/25/37	[1]	1,131,795
8,326	7.00	1/25/21		8,907
26,398	7.00	7/25/22		28,854
48,505	7.00	11/25/22		53,433
91,823	7.00	12/25/22		101,227
11,887	7.00	6/25/23		13,155
1,606,226	7.00	4/25/24		1,791,327
427,052	7.00	9/18/27		486,665
6,667,059	7.00	5/25/31		8,036,236
577,861	7.00	9/25/40		667,591
745,906	7.00	10/25/41		875,244
683,430	7.00	11/25/41		818,293
2,414,777	7.00	12/25/41		2,855,884
521,893	7.00	12/25/41		611,381
1,033,794	7.00	1/25/42		1,227,413
1,055,418	7.00	7/25/42		1,273,154
3,087,310	7.00	2/25/44		3,636,743
411,393	7.00	2/25/44		494,730
235,318	7.00	8/25/44		274,670
1,613,708	7.00	3/25/45		1,917,064
35,033	7.50	8/20/27		41,658
1,109,376	7.50	6/25/30		1,272,860
423,942	7.50	10/25/40		489,265

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

476,114	7.50	2/25/41		577,981
1,269,534	7.50	6/19/41	[1]	1,540,769
1,753,941	7.50	8/25/41		2,172,260
5,053,585	7.50	10/25/41		6,276,094
113,018	7.50	11/25/41		133,502
855,386	7.50	1/25/42		1,042,246
1,702,050	7.50	5/25/42		1,943,844
717,475	7.50	5/25/42		896,841
731,128	7.50	6/25/42		855,536
4,947,050	7.50	8/25/42		6,280,814
1,960,730	7.50	2/25/44		2,269,535
1,044,343	7.50	3/25/44		1,213,153
1,428,034	7.50	5/25/44		1,694,325
92,217	7.50	10/25/44		114,784
8,400,006	7.50	1/25/48		10,383,995
71,337	8.00	7/25/22		80,613
37,504	8.00	7/25/22		41,518
60,946	8.00	7/18/27		70,255
857,066	8.00	7/25/44		995,987
866,805	8.15	11/25/37	[1]	1,057,857
517,988	8.26	11/25/37	[1]	597,496
55,744	8.50	1/25/21		61,858
28,671	8.50	9/25/21		31,690
32,611	8.50	1/25/25		37,541
465,729	8.50	6/25/30		556,849
454,106	8.50	6/25/30		542,241
18,671	8.70	12/25/19		20,207
47,990	8.70	10/25/42	[1]	60,671
5,262	8.75	9/25/20		5,573
29,890	8.95	10/25/20		32,611
32,893	9.00	7/25/19		34,825
16,527	9.00	12/25/19		17,919
2,445	9.00	3/25/20		2,704
46,561	9.00	5/25/20		51,073
36,989	9.00	6/25/20		40,672
6,621	9.00	6/25/20		7,239
4,030	9.00	7/25/20		4,395
15,973	9.00	9/25/20		17,468
12,682	9.00	10/25/20		13,727
188,227	9.00	1/25/21		209,714
24,792	9.00	8/25/22		29,029
98,049	9.00	11/25/28		109,187
785,163	9.00	6/25/30		944,976
167,950	9.00	10/25/30		201,912
5,227	9.05	12/25/18		5,350
15,100	9.25	1/25/20		16,208
423,834	9.34	6/25/32	[1]	477,006
12,984	9.50	12/25/18		13,745
35,732	9.50	3/25/20		38,982
4,631	9.50	4/25/20		5,089
25,828	9.50	11/25/20		28,349
160,256	9.50	11/25/31		198,353

See accompanying notes to schedule of investments.
JUNE 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

368,620	9.50	12/25/41		436,458
35,273	9.50	12/25/41		41,318
66,282	9.60	3/25/20		72,259
2,068,689	9.74	7/25/37	[1]	2,170,557
2,095,713	9.96	9/25/42	[1]	2,613,248
844,241	10.52	6/25/44	[1]	1,014,061
63,899	14.47	3/25/39	[1]	88,644

				153,080,465

Government National Mortgage Association - 9.8%
500,000	5.50	9/20/39		617,636
12,290,477	5.63	4/20/40	[1]	14,256,166
2,328,082	5.87	11/20/43		2,651,367
3,904,000	6.00	11/20/33		4,565,561
1,819,039	6.00	6/20/43		2,075,344
2,629,311	6.00	2/20/46		3,038,701
2,518,045	6.13	1/20/39	[1]	2,974,773
1,914,422	6.25	10/20/40	[1]	2,208,989
2,974,591	6.27	12/20/42	[1]	3,574,877
4,402,174	6.30	12/20/40	[1]	5,100,625
2,766,453	6.38	5/20/43		3,242,170
682,670	6.50	9/20/28		770,302
934,468	6.50	6/20/32		1,110,927
1,257,844	6.66	9/20/44	[1]	1,491,585
177,328	6.86	3/16/41	[1]	196,581
2,672,192	6.89	8/20/40	[1]	3,201,935
1,279,987	6.98	6/20/45	[1]	1,506,840
631,494	7.00	9/16/23		647,966
425,487	7.00	6/20/26		493,286
2,598,200	7.00	5/20/38		2,700,549
540,745	7.00	5/20/42		653,579
642,973	7.18	12/20/33	[1]	768,994
3,464,019	7.37	8/20/38		4,186,676
97,519	7.50	5/16/27		112,426
2,467,415	7.54	7/20/44	[1]	2,892,047
29,622	8.50	2/20/32		36,732
1,450,196	9.00	3/16/30		1,770,786

				66,847,420

Vendee Mortgage Trust - 2.7%
3,963,560	6.50	8/15/31		4,680,539
2,011,644	6.50	10/15/31		2,439,429
1,729,840	6.75	2/15/26		2,017,742
1,803,297	7.00	3/15/28		2,182,007
423,019	7.25	9/15/22		455,650
638,744	7.25	9/15/25		745,811
3,201,398	7.49	3/15/25	[1]	3,730,941
680,489	7.75	5/15/22		765,018
976,286	7.75	9/15/24		1,136,642

Principal Amount ($)/ Contacts	Coupon Rate (%)	Maturity Date		Fair Value ($)

309,146	8.00	2/15/25		363,459
156,706	8.29	12/15/26		189,260

				18,706,498

Total Collateralized Mortgage Obligations (cost: $332,604,862)				342,531,576

Asset-Backed Securities - 2.1%
Federal Home Loan Mortgage Corporation - 0.4%
1,679	6.09	9/25/29	[1]	1,678
198,200	6.28	10/27/31	[14]	225,846
1,927,879	7.16	7/25/29		2,196,161

				2,423,685

Federal National Mortgage Association - 0.5%
28,419	0.79	11/25/32	[1]	27,736
301,166	4.74	10/25/33	[14]	326,825
370,579	5.00	9/26/33	[14]	420,764
1,929,561	5.67	2/25/33	[14]	2,156,921
49,455	6.47	10/25/31	[14]	50,233
550,763	6.59	10/25/31	[14]	600,427
82,724	6.68	5/25/32	[1]	86,745
5,338	6.83	7/25/31	[14]	5,476
12,146	7.80	6/25/26	[1]	12,068

				3,687,195

Small Business Administration - 1.2%
4,675,974	5.87	7/1/28		5,337,287
955,120	7.13	10/1/20		1,010,893
1,383,132	7.33	8/1/20		1,463,398
565,963	8.03	5/1/20		602,364

				8,413,942

Total Asset-Backed Securities (cost: $14,124,421)				14,524,822

Short-Term Securities - 2.4%
16,038,848	Fidelity Money Market Government Portfolio Class I, 0.26%

Total Short-Term Securities (cost: $16,038,848)				16,038,848

Total Investments in Securities - 99.1% (cost: $653,773,744)				674,672,690

Call Options Written [10] - (1.3%)
(100)	U.S. Treasury 2 Year Future Call Options: $108.50 strike August 2016 expiration			(232,812)
(1,000)	U.S. Treasury 2 Year Future Call Options: $108.50 strike September 2016 expiration			(2,343,750)
(1,325)	U.S. Treasury 2 Year Future Call Options: $108.75 strike August 2016 expiration			(2,422,266)

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

(100)	U.S. Treasury 5 Year Future Call Options: $118.75 strike August 2016 expiration		(342,187)
(866)	U.S. Treasury 5 Year Future Call Options: $119.00 strike September 2016 expiration		(2,780,672)
(250)	U.S. Treasury 5 Year Future Call Options: $119.50 strike August 2016 expiration		(669,922)

Total Call Options Written (premiums received: $6,242,089)			(8,791,609)

Other Assets and Liabilities, net - 2.2%			14,732,387

Total Net Assets - 100.0%			$680,613,468

[1]	Variable rate security. Rate disclosed is as of June 30, 2016.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[10]	The amount of $14,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2016.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2016.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
JUNE 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of June 30, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	291,507,888	—	291,507,888
U.S. Treasury / Federal Agency Securities	—	10,069,556	—	10,069,556
Collateralized Mortgage Obligations	—	342,531,576	—	342,531,576
Asset-Backed Securities	—	14,524,822	—	14,524,822
Short-Term Securities	—	16,038,848	—	16,038,848

	—	674,672,690	—	674,672,690
Liabilities
Call Options Written	(8,791,609)	—	—	(8,791,609)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the three months ended June 30, 2016, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Written Call Options	—	$4,776,516	$682,892,156

The number of open option contracts outstanding as of June 30, 2016 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2016

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Written call options	—	$8,791,609

9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016 (Continued)

Transactions in written options for the three months ended June 30, 2016 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2016	3,200	$3,310,942
Call options written	6,066	9,456,637
Call options expired	—	—
Call options closed	(5,625)	(6,525,490)

Outstanding, June 30, 2016	3,641	$6,242,089

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2016 is included with the Fund’s schedule of investments.

JUNE 30, 2016	10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016 (Continued)

At June 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$24,994,772	($4,095,826)	$20,898,946	$653,773,744

11

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2016

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	August 1, 2016